EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 29, 2017 (SEC Accession No. 0001135428-17-001178), in interactive data format.